RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

11   RELATED PARTY TRANSACTIONS

The following is a list of related parties from continuing operations which the Company has major transactions with:

(1)	Ms. Han Lijuan, a sister of Mr. Han.
(2)	Tarena Weishang Technology (Hainan) Co., Ltd., a company controlled by Mr. Han’s sister.
(3)	Tarena Software Technology (Hangzhou) Co., Ltd., or “Tarena Hangzhou”, a subsidiary of Tarena Weishang Technology (Hainan) Co., Ltd.
(4)	Tarena Technologies Inc., or “Tarena Tech”, a subsidiary of Tarena Weishang Technology (Hainan) Co., Ltd.

Related party transactions

On December 24, 2023, the Company entered into an equity transfer agreement to dispose of our equity interests in the professional education business to a buyer consortium led by Tarena Weishang Technology (Hainan) Co., Ltd, a company controlled by Mr. Han’s sister. (Note 1 & Note 3). The net transfer consideration, based on third party independent appraiser, for the Disposal amounted to RMB1 and RMB1 in exchange of the equity interest of Tarena Technologies and Tarena Hangzhou in cash, respectively. Upon consummation of the divestiture of the professional education business, the Company has no ownership interest in professional education business. The Company deconsolidated the financial statements of professional education business from its condensed consolidated financial statements since March 31, 2024. The difference between consideration received over the carrying amount of the net liability of professional education business disposed were recorded in additional paid - in capital.

The Company provided RMB 33,383 new loans to Tarena Tech and Tarena Hangzhou for the year ended December 31, 2024, respectively. In August, Tarena Tech repaid RMB 7,000 to the Company. In December 2024, Tarena Tech transferred its debt due to the Company to Tarena Hangzhou. And then, the Company purchased a building with a consideration of approximately RMB 21,591 from Tarena Hangzhou. Both parties agreed to offset the transfer price of such building with RMB 21,591 of the loans due from Tarena Hangzhou. The Company received the remaining loan balance of RMB 4,792 in cash by the end of December 2024.

To facilitate resources mainly including HR and IT staff sharing between the Company and Tarena Tech, both parties provided centralized and professional supporting services to each other. After divestiture, the Company provided service to Tarena Tech in the amount of RMB 3,338 while Tarena Technologies provided service to the Company in the amount of RMB 10,942 for the year end December 31, 2024. The net amount due from Tarena Tech for professional supporting services was nil as of December 31, 2024.